Summary of significant accounting policies - Segment reporting (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of significant accounting policies
Total revenues	$ 324,405,000	$ 364,911,000	$ 342,564,000
Advertising and market promotion expenses	(29,783,000)	(29,140,000)	(12,551,000)
Share-based compensation expenses	(2,453,000)	(9,676,000)	(8,184,000)
Impairment of goodwill	(20,748,000)	0	0
Credit loss write-back/(expenses), net	(288,000)	(100,000)	844,000
Other income, net	9,183,000	16,904,000	13,545,000
Income tax (expenses)/benefits	3,020,000	(4,131,000)	(4,068,000)
Net (loss)/income	663,000	14,266,000	21,347,000
Single reportable segment | Operating Segments
Summary of significant accounting policies
Total revenues	324,405,000	364,911,000	342,564,000
Bandwidth costs	(101,632,000)	(112,522,000)	(104,580,000)
Employee benefits expenses	(106,541,000)	(101,373,000)	(93,099,000)
Advertising and market promotion expenses	(29,783,000)	(29,140,000)	(12,551,000)
Revenue-sharing costs	(26,797,000)	(67,302,000)	(78,636,000)
Payment handling charges	(12,741,000)	(8,494,000)	(6,500,000)
Depreciation and amortization charges	(4,188,000)	(4,735,000)	(1,704,000)
Cost of inventories sold	(4,162,000)	(5,911,000)	(2,228,000)
Labor outsourcing expenses	(3,658,000)	(2,008,000)	(1,739,000)
Professional service fees	(3,029,000)	(3,958,000)	(2,730,000)
Share-based compensation expenses	(2,453,000)	(9,676,000)	(8,184,000)
Other segment expenses	(24,089,000)	(21,304,000)	(21,392,000)
Impairment of goodwill	(20,748,000)
Credit loss write-back/(expenses), net	(288,000)	(100,000)	844,000
Interest income	4,892,000	4,619,000	1,898,000
Interest expense	(728,000)	(1,514,000)	(93,000)
Other income, net	9,183,000	16,904,000	13,545,000
Income tax (expenses)/benefits	3,020,000	(4,131,000)	(4,068,000)
Net (loss)/income	$ 663,000	$ 14,266,000	$ 21,347,000
Segment Reporting, Other Segment Item, Composition, Description	Other segment expenses mainly comprised rental expenses, traveling expenses and other administrative expenses.	Other segment expenses mainly comprised rental expenses, traveling expenses and other administrative expenses.	Other segment expenses mainly comprised rental expenses, traveling expenses and other administrative expenses.
Single reportable segment | Operating Segments | Subscription revenue
Summary of significant accounting policies
Total revenues	$ 133,680,000	$ 119,343,000	$ 100,557,000
Single reportable segment | Operating Segments | Live streaming revenue and others
Summary of significant accounting policies
Total revenues	86,141,000	122,157,000	122,372,000
Single reportable segment | Operating Segments | Cloud computing services and product revenue
Summary of significant accounting policies
Total revenues	$ 104,584,000	$ 123,411,000	$ 119,635,000